ROU Assets and Operating Lease Liabilities	12 Months Ended
Dec. 31, 2025
ROU Assets and Operating Lease Liabilities [Abstract]
ROU assets and operating lease liabilities

6. ROU assets and operating lease liabilities

As of December 31, 2024 and 2025, the Group has operating leases recorded on its consolidated balance sheets for office spaces that expire on various dates through 2026. The locations are mainly in mainland China and Hong Kong. The Group does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Group considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option, if any. Payments under the Group’s lease arrangements are fixed.

Information related to operating lease activities during the years ended December 31, 2024 and 2025 are as follows:

	For the years ended December 31,
	2024	2025	2025
	RMB	RMB	US$
Operating lease expense from fixed payment	689,181	503,788	72,022
Short-term lease expenses	635,115	694,939	99,350
Total operating lease expenses	1,324,296	1,198,727	171,372
Cash paid for amounts included in the measurement of lease liabilities	675,348	472,773	67,588

The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of December 31, 2025:

RMB
Year ending December 31, 2026	106,669
Total future lease payments	106,669
Less: imputed interest	(866)
Present value of lease obligations	105,803

The weighted-average discount rate used to determine the operating lease liabilities as of December 31, 2024 and 2025 was 5.00% and 3.59%, respectively, and the weighted-average remaining lease term as of December 31, 2024 and 2025 were 0.67 year and 1.23 years, respectively.